Lateef Fund | Summary - Lateef Fund
FUND SUMMARY LATEEF FUND
Investment Objective
The Lateef Fund (the “Fund”) seeks to provide principal preservation and long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts with respect to Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 or more in the Fund. More information about these and other discounts is available from your financial professional and in the section entitled “Purchase of Shares” on page 9 of the Fund’s prospectus.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees Lateef Fund		Class A, Lateef Fund		Class C, Lateef Fund	Class I, Lateef Fund
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)		5.00%		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)		1.00%	[1]	none	none
Redemption Fee (as a percentage of amount redeemed)	[2]	2.00%		2.00%	2.00%
[1]	A contingent deferred sales charge ("CDSC") of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
[2]	Within 30 days of purchase

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Lateef Fund		Class A, Lateef Fund	Class C, Lateef Fund	Class I, Lateef Fund
Management Fees		1.00%	1.00%	1.00%
Distribution and/or Service (Rule 12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.34%	0.34%	0.34%
Total Annual Fund Operating Expenses	[1]	1.59%	2.34%	1.34%
Fee Waiver and/or Expense Reimbursement	[1]	(0.35%)	(0.35%)	(0.35%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.24%	1.99%	0.99%
[1]	"Fee Waiver and/or Expense Reimbursement" has been restated to reflect that, for the period September 1, 2009 through August 31, 2010, the Adviser agreed to waive or reduce its compensation received from the Fund by the lesser of (i) 0.25% of the average daily net assets (25 basis points), or (ii) an amount necessary to ensure that the Fund's total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, "Acquired Fund fees and expense" and brokerage commissions) do not exceed 1.25% (on an annual basis) of the Fund's average daily net assets (125 basis points). For the period September 1, 2010 through August 31, 2013, Lateef Investment Management, L.P. ("Lateef" or the "Adviser") has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund's total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, "Acquired Fund fees and expenses" and brokerage commissions) do not exceed 0.99% (on an annual basis) of the Fund's average daily net assets (the "Expense Limitation"). The Expense Limitation shall remain in effect until August 31, 2013, unless the Board of Trustees of FundVantage Trust (the "Trust") approves its earlier termination.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund’s Class A and Class C shares and $1,000,000 (investment minimum) in Class I shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Lateef Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Lateef Fund	Class A	626	921	1,269	2,247
Class C, Lateef Fund	Class C	208	673	1,196	2,630
Class I, Lateef Fund	Class I	10,707	36,582	67,710	156,062

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31.77% of the average value of its portfolio.
Summary of Principal Investment Strategies

The Fund normally invests in the common stocks of approximately 15 to 25 mid- and large-cap companies (market capitalizations greater than $1 billion) with, in the Adviser's opinion, a sustainable competitive advantage. The Adviser uses an intensive fundamental due diligence research process to attempt to identify companies whose management teams have, in the view of the Adviser, high integrity and generate a consistent and sustainable high return on capital. Additionally, the companies in which the Fund invests will, in the opinion of the Adviser, possess high margins, strong cash flow, zero to moderate debt and trade at a price below intrinsic value.

Consistent with preserving principal, the Adviser intends to select investments that, in its opinion, have low downside risk and high upside potential. The Adviser intends to purchase securities that trade at a discount to their calculated intrinsic value, thus providing a margin of safety to the investment.

The Fund is non-diversified, which means that a significant portion of the Fund’s assets may be invested in the securities of a single or small number of companies and/or in a more limited number of sectors than a diversified mutual fund. Although the Fund may not invest 25% or more of its net assets in one or more industries, the Fund may focus its investments from time to time in one or more sectors of the economy or stock market.

Summary of Principal Risks

The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund's net asset value (“NAV”), yield and total return. It is possible to lose money by investing in the Fund.

• Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund's performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

• Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

• Non-Diversification Risk: The risk that since the Fund is non-diversified and may invest a larger portion of its assets in the securities of a single issuer than a diversified fund, an investment in the Fund could fluctuate in value more than an investment in a diversified fund.

• Sector Risk: The Fund may focus its investments from time to time on one or more economic sectors. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund's NAV and total returns and may subject the Fund to greater risk of loss. Accordingly, the Fund could be considerably more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of securities and sectors.

• Value Investing Risk: A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated.

Performance Information
The bar chart and the performance table illustrate the risks and volatility of an investment in Class A shares of the Fund for the past three calendar years and show how the average annual total returns for one year, and since inception, before and after taxes, compare with those of the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”) and the Russell 3000 Index, both broad measures of market performance. The maximum front-end sales charge is not reflected in the bar chart or the calendar year-to-date returns; if the front-end sales charge were reflected, the bar chart and the calendar year-to-date returns would be less than those shown. Total returns would have been lower had certain fees and expenses not been waived or reimbursed. Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

Calendar Year-to-Date Total Return as of June 30, 2011: 6.18%
Best Quarter	Worst Quarter
15.21%	-19.45%
(September 30, 2009)	(December 31, 2008)

Lateef Fund Average Annual Total Returns as of December 31, 2010	[1]
Average Annual Total Returns Lateef Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year		Since Inception		Inception Date
Return Before Taxes Class A, Lateef Fund	Class A Shares Return Before Taxes		8.58%	[1]	(1.92%)	[1]	Sep. 06, 2007
Return Before Taxes Class C, Lateef Fund	Class C Shares Return Before Taxes		13.34%		(1.22%)		Sep. 06, 2007
Return Before Taxes Class I, Lateef Fund	Class I Shares Return Before Taxes		14.50%		(0.13%)		Sep. 06, 2007
Return After Taxes on Distributions Class A, Lateef Fund	Class A Shares Return After Taxes on Distributions		8.58%	[2],[1]	(1.93%)	[2],[1]	Sep. 06, 2007
Return After Taxes on Distributions and Sale of Shares Class A, Lateef Fund	Class A Shares Return After Taxes on Distributions and Sale of Shares		5.58%	[2],[1]	(1.63%)	[2],[1]	Sep. 06, 2007
S&P 500 Index	S&P 500 Index	(reflects no deductions for fees, expenses or taxes)	15.06%	[3]	(2.61%)	[3]	Sep. 06, 2007
Russell 3000 Index	Russell 3000 Index	(reflects no deductions for fees, expenses or taxes)	16.93%	[4]	(1.89%)	[4]	Sep. 06, 2007
[1]	Average annual total returns for Class A shares of the Fund reflect the imposition of the maximum front-end sales charge of 5.00%.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class A shares; after-tax returns for Class C and Class I shares will vary. The "Class A Shares Return After Taxes on Distributions and Sale of Shares" is higher than the "Class A Shares Return Before Taxes" and/or the "Class A Shares Return After Taxes on Distributions" because of realized losses that would have been sustained upon the sale of Fund shares immediately after the relevant periods. The calculation assumes that an investor holds the shares in a taxable account, is in the actual historical highest individual federal marginal income tax bracket for each year and would have been able to immediately utilize the full realized loss to reduce his or her federal tax liability. However, actual individual tax results may vary and investors should consult their tax advisers regarding their personal tax situations.
[3]	The S&P 500 Index is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole.
[4]	The Russell 3000 Index is an unmanaged index that measures the performance of 3,000 largest U.S. stocks, representing about 98% of the total capitalization of the entire U.S. stock market. The information shows how the Fund's performance compares with the returns of an index with similar investment objectives.

[1]	Average annual total returns for Class A shares of the Fund reflect the imposition of the maximum front-end sales charge of 5.00%.